Segmented and Geographic Information, and Major Customers (Tables)	12 Months Ended
Dec. 31, 2024
Segmented and Geographic Information and Major Customers
Schedule of Operating Segments
	As at December 31, 2024					As at December 31, 2023
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Cash and cash equivalents	$6,576	$1,390	$35	$12,001	$20,002	$687	$791	$43	$540	$2,061
Trade and other receivables	5,485	1,450	-	197	7,132	7,068	2,388	-	30	9,486
Inventories	7,976	2,625	103	-	10,704	6,310	2,244	103	-	8,657
Prepaid expenses	745	933	755	443	2,876	1,003	909	404	516	2,832
Restricted cash	135	53	4,339	-	4,527	162	53	4,136	-	4,351
Property, plant and equipment	48,123	74,935	23,686	655	147,399	51,600	73,490	27,404	607	153,101
Total assets	$69,040	$81,386	$28,918	$13,296	$192,640	$66,830	$79,875	$32,090	$1,693	$180,488

Trade and other payables	$12,650	$8,689	$2,896	$13,098	$37,333	$12,184	$4,843	$1,421	$4,512	$22,960
Derivative instruments	-	-	-	709	709	-	-	-	1,230	1,230
Shares pending issuance from retraction	-	-	-	-	-	-	-	-	436	436
Pre-payment facility	-	2,000	-	-	2,000	-	2,250	-	-	2,250
Credit facility	9,490	-	-	-	9,490	-	-	-	-	-
Other long-term liabilities	-	1,170	-	488	1,658	30	1,074	-	506	1,610
Metals contract liability	-	-	-	40,868	40,868	-	-	-	36,837	36,837
Silver contract liability	-	-	-	18,193	18,193	-	-	-	-	-
Convertible debenture	-	-	-	10,849	10,849	-	-	-	15,384	15,384
Promissory notes	-	-	-	-	-	-	-	-	4,275	4,275
Royalty payable	-	-	-	2,762	2,762	-	-	-	3,947	3,947
Post-employment benefit obligations	-	3,892	-	-	3,892	-	6,537	-	-	6,537
Decommissioning provision	2,129	5,346	3,914	-	11,389	2,605	5,563	4,025	-	12,193
Deferred tax liabilities	48	-	-	-	48	629	-	-	-	629
Total liabilities	$24,317	$21,097	$6,810	$86,967	$139,191	$15,448	$20,267	$5,446	$67,127	$108,288
	Year ended December 31, 2024					Year ended December 31, 2023
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$54,111	$46,077	$-	$-	$100,188	$50,871	$44,173	$116	$-	$95,160
Cost of sales	(42,554)	(40,186)	-	-	(82,740)	(40,868)	(39,022)	(768)	-	(80,658)
Depletion and amortization	(8,651)	(11,822)	(3,446)	(172)	(24,091)	(7,982)	(9,093)	(3,614)	(160)	(20,849)
Care and maintenance costs	-	(581)	(3,536)	-	(4,117)	-	(594)	(3,248)	-	(3,842)
Corporate general and administrative	-	-	-	(8,895)	(8,895)	-	-	-	(8,606)	(8,606)
Exploration costs	(2,754)	(3,107)	(110)	-	(5,971)	(835)	(2,455)	(142)	-	(3,432)
Accretion on decommissioning provision	(236)	(219)	(161)	-	(616)	(212)	(217)	(158)	-	(587)
Interest and financing income (expense)	(311)	(408)	54	(6,710)	(7,375)	(296)	(414)	(633)	(6,846)	(8,189)
Foreign exchange gain (loss)	1,072	-	-	(4,576)	(3,504)	(664)	-	-	1,068	404
Gain on disposal of assets	-	-	18	-	18	-	283	119	-	402
Impairment to property, plant and equipment	-	-	-	-	-	-	-	(6,000)	-	(6,000)
Loss on metals contract liability	-	-	-	(10,065)	(10,065)	-	-	-	(3,396)	(3,396)
Other gain (loss) on derivatives	-	-	-	(164)	(164)	-	-	-	120	120
Fair value loss on royalty payable	-	-	-	(875)	(875)	-	-	-	(760)	(760)
Income (loss) before income taxes	677	(10,246)	(7,181)	(31,457)	(48,207)	14	(7,339)	(14,328)	(18,580)	(40,233)
Income tax recovery (expense)	(1,131)	452	-	-	(679)	1,876	184	-	-	2,060
Net income (loss) for the year	$(454)	$(9,794)	$(7,181)	$(31,457)	$(48,886)	$1,890	$(7,155)	$(14,328)	$(18,580)	$(38,173)